CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Class A Ordinary Shares CNY	Dec. 31, 2010 Class A Ordinary Shares CNY	Dec. 31, 2011 Class B Ordinary Shares CNY	Dec. 31, 2010 Class B Ordinary Shares CNY	Dec. 31, 2011 United States of America, Dollars USD ($)	Dec. 31, 2011 United States of America, Dollars Class A Ordinary Shares USD ($)	Dec. 31, 2011 United States of America, Dollars Class B Ordinary Shares USD ($)
Current assets:
Cash and cash equivalents	2,292,538	1,811,423					$ 364,248
Short-term investments	1,400,858						222,574
Accounts receivable, net	420,706	214,245					66,843
Intangible assets, net	16,078	10,230					2,555
Amounts due from related party	768	2,350					123
Prepayments and other assets	16,832	24,837					2,674
Total current assets	4,147,780	2,063,085					659,017
Non-current assets:
Property and equipment, net	96,567	64,177					15,343
Long-term investment in related party	1,707						271
Intangible assets, net	211,978	57,550					33,680
Capitalized content production costs	7,782						1,236
Amounts due from related party	65,352	1,707					10,383
Prepayments and other assets	144,392	3,649					22,942
Total non-current assets	527,778	127,083					83,855
TOTAL ASSETS	4,675,558	2,190,168					742,872
Current liabilities:
Accounts payable	57,276	32,763					9,100
Advances from customers	3,140	1,304					499
Amounts due to related party	2,794	2,878					444
Accrued expenses and other liabilities	390,607	201,100					62,061
Current portion of long-term debt	9,182	22,180					1,459
Total current liabilities	462,999	260,225					73,563
Non-current liabilities:
Long-term debt	7,382	18,455					1,173
Total non-current liabilities	7,382	18,455					1,173
Total liabilities	470,381	278,680					74,736
Commitments and contingencies
Shareholders' equity:
Ordinary Shares			93	82	49	49		15	8
Additional paid-in capital	5,185,257	2,625,250					823,854
Accumulated other comprehensive loss	(108,578)	(14,353)					(17,251)
Accumulated deficit	(871,644)	(699,540)					(138,490)
Total shareholders' equity	4,205,177	1,911,488					668,136
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,675,558	2,190,168					$ 742,872